Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property Plant and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Computer Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	5 years	5 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives	8 years	8 years